S-K 1602, SPAC Registered Offerings	Feb. 03, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against our initial business combination, all or a portion of their Class A ordinary shares that were sold as part of the units in this offering, which we refer to collectively as our public shares, upon the completion of our initial business combination, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to pay our taxes, if any), divided by the number of then issued and outstanding public Class A ordinary shares, subject to the limitations and on the conditions described herein. The proceeds placed in the trust account and the interest earned thereon shall not be used to pay for possible excise tax or any other fees or taxes that may be levied on us on any redemptions or share buybacks by us pursuant to any current, pending or future rules or laws, including without limitation any excise tax due under the Inflation Reduction Act of 2022. See “Summary — The Offering — Redemption rights for public shareholders upon completion of our initial business combination” on page 33 and “Summary — The Offering — Redemption of public shares and distribution and liquidation if no initial business combination” on page 38 for more information.

SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our sponsor has been formed to capitalize on the significant experience of the sponsor group in sourcing, acquiring, and operating businesses. We believe that this expertise, combined with our extensive network of relationships, provides us with a distinct advantage in identifying and consummating a business combination with a target company.

Our acquisition strategy is to identify and acquire a company in an industry that complements the experience and expertise of our management team, the sponsor and their respective affiliates. Our acquisition selection process will leverage the network of contacts developed by our management team, the sponsor and their respective affiliates, which we believe should provide us with a number of business combination opportunities. Upon completion of this offering, our management team will begin the process of locating, identifying, pursuing and reviewing potential target companies and promising leads.

We believe our management team is well-suited, based on its experience, to identify emerging category leaders in both European and international markets more broadly. We believe that many promising European champions are undervalued and undercapitalized — often constrained by investor access, fragmented ecosystems and local visibility — despite strong fundamentals, category leadership and global relevance. At the same time, accessing U.S. capital markets — which offer greater liquidity, broader investor reach and typically higher valuations, particularly for disruptive technologies and high-growth businesses — often remains difficult for non-domestic companies, due to complexity, expense and a limited set of “local” advisors with relevant experience. We believe our management team, sponsor and their respective affiliates bring the relevant transaction execution capabilities and experience to assist target companies in unlocking access and funding in the U.S. capital markets. We intend to leverage the local deal sourcing capabilities, sector expertise and deep networks of our management team, sponsor and their respective affiliates to identify compelling, under-the-radar growth companies. We believe that our management team, sponsor

Acquisition Criteria

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background, and to capitalize on the ability of our officers and directors to identify and acquire a business or businesses consistent with the experience of our management team, our sponsor and their respective affiliates. We therefore intend to primarily focus on target companies in the crypto, deep tech, life sciences, real estate, experiences, hospitality & sports, and natural resources industries, but have also been active in other sector in the past.

Further, we would also expect to favor target companies with certain characteristics which include, but are not limited to, positive long term growth prospects, competitive advantages, consolidation opportunities, recurring revenue or the potential for recurring revenue, opportunities for operational improvement and attractive margins or the potential for attractive margins. We intend to particularly focus our efforts on locating a target company that has certain characteristics which would allow them to benefit from our experience in helping them into the next phase of growth following a business combination. Such characteristics would include, but are not limited, to:

•        Strong Management Team:    We will seek companies led by experienced and visionary management teams with a proven track record of execution.

•        Scalable Business Model:    We will target companies with a clear path to growth and the ability to scale their operations efficiently.

•        Favorable Market Dynamics:    We will focus on companies operating in industries with strong tailwinds and significant market opportunities, and which seek entry into high-growth international markets where they would benefit from a partner with local expertise, regulatory insight, and connections to other trusted partners.

•        Operational Synergies:    We will seek opportunities where our management team and sponsor group’s operational expertise can create value post-merger, accelerating growth and improving profitability, or which seeks a long-term investor with a strong network that can provide ongoing growth capital.

•        New Clients or Personnel:    We intend to focus on targets that may need introductions to new major clients or key executives through well-established industry relationships that would unlock strategic transactions such as funding rounds, M&A and public listings.

•        Regulatory or Milestone Achievements:    We will seek opportunities with targets that may need guidance and networks to help secure critical regulatory or approval milestones needed to unlock scale.

We believe a core component of our strategy is our ability to identify and successfully engage with potential de-SPAC candidates. Members of the management team and sponsor group have a proven track record of negotiating and executing complex transactions.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

The management team is advised by Mr. Angermayer, who we expect will bring an established, highly engaged network spanning multiple sectors and verticals. Our management team and sponsor group have established relationships with senior executives, corporate development teams, and private equity sponsors who we believe may be actively considering strategic portfolio adjustments. Through these relationships, we currently expect to gain access to differentiated deal flow and to engage in discussions with potential de-SPAC target companies at an early stage. We believe that our management team and the sponsor group have a proven track record in sourcing, evaluating, and selecting transactions from a wide universe of high-potential opportunities. We believe that this access will allow us to:

•        Identify undervalued assets:    We look to pinpoint high-potential businesses that may be undervalued by the market.

•        Develop a compelling de-SPAC proposal:    We seek to present a compelling and well-structured de-SPAC proposal that addresses the target company and our strategic objectives.

•        Navigate complex transaction structures:    Our management team and sponsor group’s experience with the legal, financial, and operational complexities of cross-border and international capital market transactions give us what we believe are the tools to efficiently and successfully execute these transactions.

Our track record in convincing companies to de-merge is built on a foundation of trust, a deep understanding of corporate strategy and our ability to demonstrate a clear path to value creation for both its shareholders and target company. We believe this specialized expertise will be a critical factor in our success in identifying and consummating a transformative business combination.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	36 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $70,000,000, or $80,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00) per unit in either case), will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. BAM will manage the funds placed in the trust account, and Pershing LLC will act as custodian of the funds placed in the trust account.

To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account includes $2,800,000 (or up to $3,220,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.

The proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 70,000,000
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities.

Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

As described herein, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, pursuant to which such officer or director is or will be required to present a business combination opportunity, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or an officer to any other entity. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result of these conflicts, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing initial business combination opportunities could cause our directors and executive officers to prioritize one initial business combination opportunity over another initial business combination opportunity even if the latter opportunity was with a more financially stable target. For example, if two targets are being evaluated by our management team, one of which has a better risk or financial stability profile for our public shareholders but may take a longer time to diligence and complete the initial business combination process, our management team may decide to choose what they believe to be the quicker and more certain initial business combination despite its less favorable risk or financial stability profile for our public shareholders, as the members of our management team that have a financial interest in us would not receive any financial benefit from such interest unless we consummated an initial business combination. Additionally, if members of our management team form other SPACs with similar investment objectives as ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the consideration to be paid, terms, conditions and timing relating to the initial business combinations of such other SPACs or of the activities of such other ventures, and the level of attention paid by members of our management team to them versus the level of attention paid to us, may conflict in a way that is unfavorable to us. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular initial business combination opportunity are appropriate and in our shareholders’ best interest, which could negatively impact the timing for our initial business combination.

The low price that our sponsor paid for the founder shares (approximately $0.009 per share) creates an incentive whereby our sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the founder shares and private placement shares may be worthless, except to the extent the holders thereof receive liquidating distributions from assets outside the trust account.

Additionally, we will reimburse an affiliate of our sponsor, $20,000 per month for office space, administrative and shared personnel support services made available to us, as described elsewhere in this prospectus. Upon consummation of this offering, we will repay up to $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Further, upon consummation of our initial business combination, unless converted into Class A ordinary shares by our sponsor, we will be obligated to repay the up to $1,500,000 loan commitment made by our sponsor for working capital, which does not bear interest, and any other working capital loans made by our sponsor or any of its affiliates. Such working capital loans will also be convertible at the sponsor’s option into private placement units at a conversion price of $10.00 per unit (no earlier than 60 days after this offering). Further, Berenberg, will be entitled to receive an underwriting discount of $700,000 upon the closing of this offering (or up to $805,000 if the overallotment option is exercised in full), of which $100,000 is payable to the qualified independent underwriter and deferred underwriting commissions of $2,800,000 (or up to $3,220,000 if the overallotment option is exercised in full) and such other fees in connection with any additional financial advisory, placement agency or other similar investment banking services it may provide to us in the future.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a target business that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor, BBG or their permitted transferees until the earlier of (A) six months after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants), will not be transferable, assignable or salable by our sponsor, Berenberg or their permitted transferees until after the completion of our initial business combination. Since our sponsor and executive officers and directors will directly or indirectly own ordinary shares and warrants following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares or private placement shares held by them if we are unable to complete our initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and the securities comprising such units) will expire worthless.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Lorin Van Nuland(1)	Apeiron	Investing	Officer
Juliette Han	Cambrian Biopharma	Biotech	Officer
	Rapalogix	Biotech	Director
Sebastian Wagner(1)(2)	Apeiron	Investing	Officer
	DMWA Resources	Investing	Managing Director
	Super Copper Corp.	Mining	Director
Anthony D. Eisenberg(3)	Tappan Street Ventures	Investments	Managing Member
	Palo Santo VC	Venture Capital	Director
	AbPro Corporation	BioTech	Director
	Silver Pegasus Acquisition Corp.	Blank check	Director
	American Drive Acquisition Company	Blank check	Officer and Director

____________

(1)      Such person also serves on the board of portfolio companies of Apeiron, and such portfolio companies may have precedence with respect to business combination targets over us.

(2)      Such person also serves on the board of portfolio companies of DMWA Resources, and such portfolio companies may have precedence with respect to business combination targets over us.

(3)      Such person also serves on the board of portfolio companies of Tappan Street Ventures and Palo Santo VC, and such portfolio companies may have precedence with respect to business combination targets over us.

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

As described herein, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, pursuant to which such officer or director is or will be required to present a business combination opportunity, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result of these conflicts, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor, BBG and Berenberg will (assuming no exercise of the overallotment option) have invested in us an aggregate of $2,501,000, comprised of the $37,500 purchase price for the founder shares (or approximately $0.019 per share for the sponsor and $0.009 per share for BBG) and the $2,463,500 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors and BBG will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of such loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the offering. Such units would be identical to the private placement units issued in connection with this offering. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We will reimburse an affiliate of our sponsor for office space, utilities and secretarial and administrative support made available to us by an affiliate of our sponsor, in an amount equal to $20,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private placement shares, and they and the other members of our management team have agreed to vote their founder shares and private placement shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

De-SPAC Consummation Timeframe, How Extended [Text Block]

The low price that our sponsor paid for the founder shares (approximately $0.009 per share) creates an incentive whereby our sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier or later liquidation date as our board of directors or shareholders may approve, the founder shares and private placement shares may be worthless, except to the extent the holders thereof receive liquidating distributions from assets outside the trust account.

De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	Such working capital loans will also be convertible at the sponsor’s option into private placement units at a conversion price of $10.00 per unit (no earlier than 60 days after this offering). Further, Berenberg, will be entitled to receive an underwriting discount of $700,000 upon the closing of this offering (or up to $805,000 if the overallotment option is exercised in full), of which $100,000 is payable to the qualified independent underwriter and deferred underwriting commissions of $2,800,000 (or up to $3,220,000 if the overallotment option is exercised in full) and such other fees in connection with any additional financial advisory, placement agency or other similar investment banking services it may provide to us in the future.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	we are unable to complete our initial business combination within the completion window or by such earlier liquidation date as our board of directors may approve
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

As described herein, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, pursuant to which such officer or director is or will be required to present a business combination opportunity, subject to their fiduciary duties under Cayman Islands law. Accordingly, they may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result of these conflicts, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates and the underwriters from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Apeiron Sponsor I	$20,000 per month	Office space, administrative and shared personnel support services
	1,166,667 Class B Ordinary Shares, or up to 1,341,667 Class B Ordinary Shares if the underwriter’s overallotment option is exercised in full	$25,000

123,175 Private Placement Units (or up to 128,425 Private Placement Units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

		$1,231,750 (or up to 1,284,250 if the underwriters’ over-allotment option is exercised in full)
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

Private placement units, if any, received on conversion of up to $1,500,000 of working capital loans at a price of $10.00 per unit at the option of the lender; the private placement warrants underlying such private placement units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

Working capital loans, if any, to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Apeiron Sponsor I, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We may engage our sponsor or an affiliate of our sponsor as a financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entity a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.

Revere Securities LLC	$100,000	Services and expenses for serving as qualified independent underwriter
Berenberg	Up to $2,800,000 (or up to $3,220,000 if the overallotment option is exercised in full)	Deferred underwriting commissions
	Undetermined	Other investment banking services provided including financial advisory and placement agent fees

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

	As of December 31, 2025
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)	(0.06)
Increase attributable to public shareholders	6.61	6.63	5.74	5.75	4.15	4.16	0.42	0.40
Pro forma net tangible book value after this offering	6.55	6.57	5.68	5.69	4.09	4.10	0.36	0.34
Dilution to public shareholders	$3.45	$3.43	$4.32	$4.31	$5.91	$5.90	$9.64	$9.66
% Dilution to public shareholders	34.50%	34.30%	43.20%	43.10%	59.10%	59.00%	96.40%	96.60%

Numerator:
Net tangible book value deficit before this offering	$(166,647)	$(166,647)	$(166,647)	$(166,647)	$(166,647)	$(166,647)	$(166,647)	$(166,647)
Net proceeds from this offering and the sale of private placement units	71,020,000	81,520,000	71,020,000	81,520,000	71,020,000	81,520,000	71,020,000	81,520,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	132,749	132,749	132,749	132,749	132,749	132,749	132,749	132,749
Less: Over-allotment liability	(66,100)	—	(66,100)	—	(66,100)	—	(66,100)	—
Less: Deferred underwriting commission(2)	(2,100,000)	(2,415,000)	(1,400,000)	(1,610,000)	(700,000)	(805,000)	—	—
Less: Redemptions(3)	(17,500,000)	(20,125,000)	(35,000,000)	(40,250,000)	(52,500,000)	(60,375,000)	(70,000,000)	(80,500,000)
Total	$51,320,002	$58,946,102	$34,520,002	$39,626,102	$17,720,002	$20,306,102	$920,002	$986,102

Denominator:
Ordinary shares outstanding prior to this offering	2,683,333	2,683,333	2,683,333	2,683,333	2,683,333	2,683,333	2,683,333	2,683,333
Ordinary shares forfeited if over-allotment is not exercised	(350,000)	—	(350,000)	—	(350,000)	—	(350,000)	—
Ordinary shares offered	7,000,000	8,050,000	7,000,000	8,050,000	7,000,000	8,050,000	7,000,000	8,050,000
Private placement shares	246,350	256,850	246,350	256,850	246,350	256,850	246,350	256,850
Less: Ordinary shares redeemed	(1,750,000)	(2,012,500)	(3,500,000)	(4,025,000)	(5,250,000)	(6,037,500)	(7,000,000)	(8,050,000)
Total	7,829,683	8,977,683	6,079,683	6,965,183	4,329,683	4,952,683	2,579,683	2,940,183

(1)      Expenses applied against gross proceeds include offering expenses of approximately $743,500 and underwriting commissions of $0.10 per unit, or $700,000 in the aggregate (or up to $805,000 if the underwriters’ over-allotment option is exercised in full), payable to Berenberg (excluding deferred underwriting commissions), of which $100,000 is payable to the qualified independent underwriter. See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $2,800,000 in the aggregate (or up to $3,220,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to Berenberg for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”